Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

June 30, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 21.6%
Canada – 0.2%
Canadian Government Real Return Bond 0.50%, 12/01/2050	CAD	1,070	$959,151
1.50%, 12/01/2044		1,468	1,554,838

			2,513,989

France – 0.5%
French Republic Government Bond OAT Series OATE 0.10%, 03/01/2026(a)	EUR	4,703	6,066,973

Germany – 0.5%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(a)		4,683	6,077,166

United States – 20.4%
U.S. Treasury Inflation Index 0.125%, 01/15/2022-01/15/2031 (TIPS)	U.S.$	101,855	108,338,927
0.25%, 01/15/2025-07/15/2029 (TIPS)		30,462	33,334,618
0.375%, 07/15/2023-07/15/2027 (TIPS)(b)		31,870	35,011,194
0.50%, 01/15/2028 (TIPS)		2,235	2,507,124
0.625%, 01/15/2024-01/15/2026 (TIPS)		16,934	18,419,661
0.75%, 07/15/2028 (TIPS)		13,678	15,703,934
0.875%, 01/15/2029 (TIPS)		8,388	9,712,779
1.75%, 01/15/2028 (TIPS)		4,530	5,477,648
2.00%, 01/15/2026 (TIPS)		3,356	3,949,244
2.375%, 01/15/2027 (TIPS)		4,084	5,003,784
2.50%, 01/15/2029 (TIPS)		6,242	8,043,944
3.875%, 04/15/2029 (TIPS)		3,078	4,329,736

			249,832,593

Total Inflation-Linked Securities (cost $249,925,426)			264,490,721

GOVERNMENTS - TREASURIES – 16.4%
Australia – 0.7%
Australia Government Bond Series 144 3.75%, 04/21/2037(a)	AUD	655	614,621
Series 145 2.75%, 06/21/2035(a)		1,875	1,574,319
Series 150 3.00%, 03/21/2047(a)		4,135	3,553,672
Series 160 1.00%, 12/21/2030(a)		1,670	1,203,410
Series 164 0.50%, 09/21/2026(a)		1,770	1,304,500

			8,250,522

	Principal Amount (000)		U.S. $ Value

Austria – 0.2%
Republic of Austria Government Bond 0.50%, 02/20/2029(a)	EUR	1,985	$2,479,143

Canada – 0.1%
Canadian Government Bond 0.25%, 03/01/2026	CAD	1,580	1,232,377

China – 0.9%
China Government Bond Series INBK 2.68%, 05/21/2030	CNY	18,020	2,680,806
3.27%, 11/19/2030		18,580	2,909,003
3.39%, 03/16/2050		16,520	2,413,198
3.81%, 09/14/2050		15,000	2,373,314

			10,376,321

Colombia – 0.1%
Colombian TES Series B 5.75%, 11/03/2027	COP	4,470,000	1,138,808

Germany – 0.6%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/2030-08/15/2050(a)	EUR	2,780	3,288,738
Series 2007 4.25%, 07/04/2039(a)		879	1,836,404
Series 3 4.75%, 07/04/2034(a)		1,070	2,089,128

			7,214,270

Italy – 1.5%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(a)		4,885	5,733,539
0.50%, 07/15/2028(a)		3,568	4,242,983
0.95%, 09/15/2027(a)		6,390	7,869,338
1.50%, 04/30/2045(a)		642	739,700

			18,585,560

Japan – 2.1%
Japan Government Ten Year Bond Series 358 0.10%, 03/20/2030	JPY	1,210,150	10,991,075
Series 360 0.10%, 09/20/2030		153,450	1,390,781
Japan Government Thirty Year Bond Series 36 2.00%, 03/20/2042		35,600	416,984
Series 62 0.50%, 03/20/2049		161,750	1,403,022
Series 65 0.40%, 12/20/2049		280,050	2,349,627

	Principal Amount (000)		U.S. $ Value

Series 68 0.60%, 09/20/2050	JPY	296,000	$2,609,713
Japan Government Twenty Year Bond Series 143 1.60%, 03/20/2033		176,850	1,863,121
Series 150 1.40%, 09/20/2034		387,400	4,036,813
Series 171 0.30%, 12/20/2039		112,650	995,928

			26,057,064

Malaysia – 0.2%
Malaysia Government Bond Series 0117 3.882%, 03/10/2022	MYR	6,236	1,523,507
Series 0310 4.498%, 04/15/2030		4,736	1,242,511

			2,766,018

Mexico – 0.4%
Mexican Bonos Series M 7.75%, 05/29/2031	MXN	83,037	4,398,615

South Korea – 0.5%
Korea Treasury Bond Series 2603 1.25%, 03/10/2026	KRW	7,550,650	6,550,377

Spain – 0.4%
Spain Government Bond 1.20%, 10/31/2040(a)	EUR	3,130	3,768,665
4.20%, 01/31/2037(a)		492	871,717

			4,640,382

United Kingdom – 0.3%
United Kingdom Gilt 1.75%, 09/07/2037(a)	GBP	2,663	4,027,236

United States – 8.4%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	6,340	5,459,334
1.25%, 05/15/2050		1,210	988,797
1.625%, 11/15/2050		130	116,797
1.875%, 02/15/2051		13,048	12,460,935
2.00%, 02/15/2050		215	211,305
2.25%, 08/15/2046-08/15/2049		1,444	1,494,569
2.375%, 11/15/2049		450	479,461
2.875%, 05/15/2049		905	1,060,123
3.375%, 11/15/2048		495	632,208
3.625%, 08/15/2043		1,873	2,411,265
4.375%, 11/15/2039(b)		5,290	7,359,712
U.S. Treasury Notes 0.125%, 08/31/2022-08/15/2023		15,787	15,777,469
0.25%, 05/31/2025		2,525	2,483,574
0.375%, 01/31/2026		11,030	10,813,141

	Principal Amount (000)		U.S. $ Value

1.125%, 02/15/2031	U.S.$	3,011	$2,926,397
1.50%, 02/15/2030(b)		3,867	3,909,295
1.625%, 05/15/2026-10/31/2026		13,007	13,482,383
1.75%, 11/30/2021(b) (c)		8,919	8,981,712
2.125%, 05/31/2026		8,435	8,950,326
2.75%, 02/15/2028		2,236	2,465,539

			102,464,342

Total Governments - Treasuries (cost $199,748,499)			200,181,035

CORPORATES - INVESTMENT GRADE – 15.4%
Industrial – 7.7%
Basic – 0.6%
Alpek SAB de CV 3.25%, 02/25/2031(a)		1,289	1,298,506
4.25%, 09/18/2029(a)		478	517,823
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		276	300,288
GUSAP III LP 4.25%, 01/21/2030(a)		905	978,701
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		495	533,920
Inversiones CMPC SA 3.85%, 01/13/2030(a)		665	708,973
4.375%, 04/04/2027(a)		935	1,037,733
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		467	489,708
LyondellBasell Industries NV 5.75%, 04/15/2024		485	543,268
Nexa Resources SA 6.50%, 01/18/2028(a)		405	454,056
SABIC Capital II BV 4.00%, 10/10/2023(a)		236	253,036
Suzano Austria GmbH 3.75%, 01/15/2031		384	401,280

			7,517,292

Capital Goods – 0.1%
General Electric Co. 1.875%, 05/28/2027	EUR	102	130,476
Wabtec Transportation Netherlands BV 1.25%, 12/03/2027		299	357,673
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	U.S.$	162	172,616

			660,765

Communications - Media – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		36	40,723
4.80%, 03/01/2050		167	192,402

	Principal Amount (000)		U.S. $ Value

5.125%, 07/01/2049	U.S.$	256	$305,795
5.375%, 05/01/2047		140	171,671
5.75%, 04/01/2048		130	165,900
Discovery Communications LLC 4.65%, 05/15/2050		184	215,357
5.20%, 09/20/2047		599	746,145
5.30%, 05/15/2049		262	330,393
Fox Corp. 4.709%, 01/25/2029		800	939,936
5.576%, 01/25/2049		346	467,238
Prosus NV 3.68%, 01/21/2030(a)		786	840,037
3.832%, 02/08/2051(a)		490	453,250
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		930	945,287
2.39%, 06/03/2030(a)		460	458,095
3.24%, 06/03/2050(a)		525	509,184
Time Warner Cable LLC 4.50%, 09/15/2042		494	550,761
Weibo Corp. 3.375%, 07/08/2030		2,373	2,461,726

			9,793,900

Communications - Telecommunications – 0.3%
AT&T, Inc. 3.50%, 09/15/2053(a)		1,499	1,503,377
3.65%, 09/15/2059(a)		352	356,618
Series B 2.875%, 03/02/2025(d)	EUR	400	483,155
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	247	383,026
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		703	753,216

			3,479,392

Consumer Cyclical - Automotive – 0.5%
General Motors Co. 6.125%, 10/01/2025		169	200,060
6.80%, 10/01/2027		239	300,880
General Motors Financial Co., Inc. 5.25%, 03/01/2026		339	391,647
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024(a)	EUR	742	899,385
3.35%, 06/08/2025(a)	U.S.$	1,738	1,859,190
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,923	2,115,858

			5,767,020

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 3.50%, 08/18/2026		313	332,744
3.90%, 08/08/2029		1,692	1,802,860

	Principal Amount (000)		U.S. $ Value

Marriott International, Inc./MD Series EE 5.75%, 05/01/2025	U.S.$	77	$ 88,910
MDC Holdings, Inc. 6.00%, 01/15/2043		1,027	1,324,327

			3,548,841

Consumer Cyclical - Retailers – 0.3%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		1,234	1,379,748
InRetail Consumer 3.25%, 03/22/2028(a)		602	592,187
Ross Stores, Inc. 4.70%, 04/15/2027		1,186	1,374,396

			3,346,331

Consumer Non-Cyclical – 1.0%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	768	1,048,611
3.40%, 05/06/2030	U.S.$	985	1,043,666
4.80%, 02/14/2029		200	231,930
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		1,720	2,364,931
BAT Capital Corp. 2.259%, 03/25/2028		1,614	1,604,898
2.726%, 03/25/2031		313	308,296
4.70%, 04/02/2027		625	706,119
4.906%, 04/02/2030		170	195,374
BAT Netherlands Finance BV 3.125%, 04/07/2028(a)	EUR	520	701,963
Baxalta, Inc. 3.60%, 06/23/2022	U.S.$	56	57,406
Cencosud SA 5.15%, 02/12/2025(a)		997	1,100,002
Cigna Corp. 4.375%, 10/15/2028		416	484,199
CVS Health Corp. 4.30%, 03/25/2028		81	93,052
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(a)	EUR	631	755,720
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)	U.S.$	497	491,720
Sigma Alimentos SA de CV 4.125%, 05/02/2026(a)		207	224,078
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		676	733,825

			12,145,790

Energy – 2.2%
Boardwalk Pipelines LP 4.80%, 05/03/2029		465	539,274
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,736	1,664,859
BP Capital Markets PLC 3.625%, 03/22/2029(a) (d)	EUR	570	735,909

	Principal Amount (000)		U.S. $ Value

Cenovus Energy, Inc. 4.25%, 04/15/2027	U.S.$	54	$ 60,382
4.40%, 04/15/2029		2,173	2,461,553
5.375%, 07/15/2025		297	339,783
Chevron USA, Inc. 3.85%, 01/15/2028		173	197,225
5.25%, 11/15/2043		816	1,109,458
Devon Energy Corp. 5.60%, 07/15/2041		1,024	1,270,220
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		426	441,419
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,467	2,315,337
Energy Transfer LP 3.90%, 07/15/2026		407	444,664
4.75%, 01/15/2026		510	574,122
6.25%, 04/15/2049		1,320	1,735,840
Eni SpA 4.25%, 05/09/2029(a)		775	883,934
Series NC9
3.375%, 07/13/2029(a) (d)	EUR	590	743,156
Enterprise Products Operating LLC 3.70%, 02/15/2026	U.S.$	912	1,010,122
Marathon Petroleum Corp. 5.125%, 12/15/2026		269	316,680
6.50%, 03/01/2041		240	333,624
Oleoducto Central SA 4.00%, 07/14/2027(a)		1,046	1,079,864
ONEOK, Inc. 4.00%, 07/13/2027		263	290,631
4.35%, 03/15/2029		333	375,994
4.55%, 07/15/2028		518	590,644
5.20%, 07/15/2048		93	114,072
6.35%, 01/15/2031		587	759,196
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		83	87,539
3.80%, 09/15/2030		177	189,555
4.50%, 12/15/2026		189	212,335
4.65%, 10/15/2025		217	242,808
Spectra Energy Partners LP 3.50%, 03/15/2025		675	728,487
Suncor Energy, Inc. 6.50%, 06/15/2038		166	234,291
6.80%, 05/15/2038		436	626,519
6.85%, 06/01/2039		348	508,094
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		438	446,185
4.00%, 08/15/2026(a)		363	393,696
TotalEnergies SE 2.625%, 02/26/2025(a) (d)	EUR	358	448,725
TransCanada PipeLines Ltd. 6.10%, 06/01/2040	U.S.$	1,255	1,725,889
7.625%, 01/15/2039		494	767,152

	Principal Amount (000)		U.S. $ Value

Valero Energy Corp. 6.625%, 06/15/2037	U.S.$	120	$ 164,374

			27,163,611

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(a)		668	727,452

Services – 0.3%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		2,429	2,380,736
Booking Holdings, Inc. 4.625%, 04/13/2030		1,321	1,580,260
Expedia Group, Inc. 6.25%, 05/01/2025(a)		33	38,388
IHS Markit Ltd. 4.25%, 05/01/2029		358	413,905
4.75%, 08/01/2028		79	93,045

			4,506,334

Technology – 0.9%
Baidu, Inc. 3.075%, 04/07/2025		496	525,061
3.425%, 04/07/2030		401	433,850
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		220	241,354
Broadcom, Inc. 4.11%, 09/15/2028		1,090	1,225,411
4.15%, 11/15/2030		1,005	1,127,780
5.00%, 04/15/2030		713	842,766
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		551	660,842
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	126	153,721
Fiserv, Inc. 1.125%, 07/01/2027		526	651,397
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025	U.S.$	680	774,323
Infor, Inc. 1.75%, 07/15/2025(a)		398	406,370
Micron Technology, Inc. 4.185%, 02/15/2027		1,417	1,600,048
Oracle Corp. 2.875%, 03/25/2031		441	459,204
3.95%, 03/25/2051		1,046	1,142,964
SK Hynix, Inc. 2.375%, 01/19/2031(a)		468	456,809
VeriSign, Inc. 2.70%, 06/15/2031		588	596,738

			11,298,638

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		411	479,580

	Principal Amount (000)		U.S. $ Value

Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	U.S.$	488	$ 525,654
4.75%, 10/20/2028(a)		563	626,546

			1,631,780

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		422	434,528

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		245	254,570
ENA Master Trust 4.00%, 05/19/2048(a)		1,113	1,120,164
FedEx Corp. 0.45%, 05/04/2029	EUR	482	569,400
Heathrow Funding Ltd. 6.75%, 12/03/2026(a)	GBP	414	723,824

			2,667,958

			94,689,632

Financial Institutions – 7.1%
Banking – 4.8%
ABN AMRO Bank NV 1.542%, 06/16/2027(a)	U.S.$	600	596,622
American Express Co.
Series B 3.584% (LIBOR 3 Month + 3.43%), 08/15/2021(d) (e)		117	117,288
Series C 3.404% (LIBOR 3 Month + 3.28%), 09/15/2021(d) (e)		521	522,423
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		750	844,312
Banco de Credito del Peru 3.125%, 07/01/2030(a)		1,095	1,083,667
Banco Santander SA 1.125%, 06/23/2027(a)	EUR	500	618,043
2.749%, 12/03/2030	U.S.$	200	198,218
5.179%, 11/19/2025		1,600	1,830,432
Bank of America Corp. 1.776%, 05/04/2027(a)	EUR	928	1,184,203
2.687%, 04/22/2032	U.S.$	914	941,493
Series DD 6.30%, 03/10/2026(d)		223	259,106
Series L 3.95%, 04/21/2025		639	701,667
Series Z 6.50%, 10/23/2024(d)		189	213,676
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		236	259,555

	Principal Amount (000)		U.S. $ Value

Barclays Bank PLC 6.86%, 06/15/2032(a) (d)	U.S.$	205	$ 278,312
BNP Paribas SA 2.871%, 04/19/2032(a)		1,851	1,899,015
6.75%, 03/14/2022(a) (d)		660	682,433
BPCE SA 4.625%, 07/11/2024(a)		250	274,670
5.15%, 07/21/2024(a)		535	596,605
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	600	712,524
Capital One Financial Corp. Series E 3.935% (LIBOR 3 Month + 3.80%), 09/01/2021(d) (e)	U.S.$	1,374	1,377,051
CIT Group, Inc. 5.25%, 03/07/2025		565	635,874
CITIC Ltd. 2.85%, 02/25/2030(a)		626	632,964
Citigroup, Inc. 1.50%, 07/24/2026(a)	EUR	370	461,879
3.98%, 03/20/2030	U.S.$	426	483,429
4.075%, 04/23/2029		624	708,333
5.95%, 01/30/2023(d)		491	516,807
Series P 5.95%, 05/15/2025(d)		367	403,300
Series W 4.00%, 12/10/2025(d)		574	593,258
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (d)	EUR	200	245,438
4.375%, 06/29/2027(a) (d)		400	525,866
Credit Suisse Group AG 3.091%, 05/14/2032(a)	U.S.$	1,128	1,162,246
4.194%, 04/01/2031(a)		1,512	1,699,186
Danske Bank A/S 3.875%, 09/12/2023(a)		542	577,029
5.375%, 01/12/2024(a)		1,030	1,142,486
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		272	276,194
3.961%, 11/26/2025		455	492,369
Discover Bank 4.682%, 08/09/2028		300	318,594
DNB Bank ASA 6.50%, 03/26/2022(a) (d)		800	829,608
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)		518	562,195
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(a)	EUR	705	864,426
2.615%, 04/22/2032	U.S.$	1,099	1,123,947
HSBC Holdings PLC 4.041%, 03/13/2028		305	338,294
4.292%, 09/12/2026		561	624,364
6.375%, 03/30/2025(d)		949	1,057,888

	Principal Amount (000)		U.S. $ Value

ING Groep NV 1.726%, 04/01/2027	U.S.$	252	$254,220
2.727%, 04/01/2032		1,304	1,343,133
6.50%, 04/16/2025(d)		201	223,783
6.875%, 04/16/2022(a) (d)		835	868,651
Intesa Sanpaolo SpA 3.125%, 07/14/2022(a)		436	447,375
JPMorgan Chase & Co. 1.09%, 03/11/2027(a)	EUR	950	1,172,850
2.58%, 04/22/2032	U.S.$	1,248	1,282,183
Series I 3.656% (LIBOR 3 Month + 3.47%), 07/30/2021(d) (e)		609	610,315
Series V 3.465% (LIBOR 3 Month + 3.32%), 10/01/2021(d) (e)		549	549,209
Series X 6.10%, 10/01/2024(d)		360	393,628
Series Z 3.976% (LIBOR 3 Month + 3.80%), 08/01/2021(d) (e)		601	602,647
Morgan Stanley 0.406%, 10/29/2027	EUR	550	654,465
Series G 1.375%, 10/27/2026		430	541,454
3.70%, 10/23/2024	U.S.$	905	986,767
Series H 3.794% (LIBOR 3 Month + 3.61%), 10/15/2021(d) (e)		147	147,600
Natwest Group PLC 0.78%, 02/26/2030(a)	EUR	750	889,606
8.625%, 08/15/2021(d)	U.S.$	1,335	1,345,853
Series U 2.467% (LIBOR 3 Month + 2.32%), 09/30/2027(d) (e)		1,300	1,289,249
Nordea Bank Abp 6.125%, 09/23/2024(a) (d)		550	605,495
PNC Financial Services Group, Inc. (The) Series O 6.75%, 08/01/2021(d)		56	56,269
Santander Holdings USA, Inc. 4.40%, 07/13/2027		358	401,640
Societe Generale SA 4.25%, 04/14/2025-08/19/2026(a)		693	755,191
4.75%, 11/24/2025(a)		416	463,803
Standard Chartered PLC 1.456%, 01/14/2027(a)		245	242,722
1.696% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (d) (e)		1,100	1,059,652
4.30%, 02/19/2027(a)		719	787,815
5.20%, 01/26/2024(a)		400	438,668
7.50%, 04/02/2022(a) (d)		557	580,405

	Principal Amount (000)		U.S. $ Value

Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)	U.S.$	1,295	$1,460,592
UBS AG/Stamford CT 7.625%, 08/17/2022		280	301,448
UBS Group AG 7.00%, 02/19/2025(a) (d)		400	461,160
7.125%, 08/10/2021(a) (d)		1,263	1,269,605
UniCredit SpA 2.569%, 09/22/2026(a)		891	902,931
3.127%, 06/03/2032(a)		996	1,001,090
US Bancorp Series J 5.30%, 04/15/2027(d)		423	479,048
Wells Fargo & Co. 1.338%, 05/04/2025(a)	EUR	215	264,349
1.375%, 10/26/2026(a)		603	755,663
2.188%, 04/30/2026	U.S.$	508	527,400
3.90%, 03/15/2026(d)		389	402,180
4.125%, 08/15/2023		875	940,450

			59,227,853

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(d)		478	529,476
Series I 4.00%, 06/01/2026(d)		1,867	1,947,094

			2,476,570

Finance – 1.1%
Air Lease Corp. 2.875%, 01/15/2026		407	428,062
3.25%, 03/01/2025		50	53,278
3.625%, 04/01/2027		96	103,349
4.625%, 10/01/2028		81	91,539
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,492	1,500,758
4.125%, 05/01/2024		331	353,439
4.25%, 06/15/2026		104	112,884
4.40%, 09/25/2023		834	893,105
5.00%, 04/01/2023		60	64,186
5.25%, 08/11/2025(a)		849	953,581
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		604	603,988
2.875%, 01/20/2022(a)		109	110,117
3.50%, 11/01/2027(a)		267	280,396
3.875%, 05/01/2023(a)		584	611,617
4.125%, 08/01/2025(a)		12	12,955
4.375%, 01/30/2024(a)		290	311,176
4.875%, 10/01/2025(a)		271	300,224
5.50%, 12/15/2024(a)		828	936,750

	Principal Amount (000)		U.S. $ Value

CDBL Funding 1 3.50%, 10/24/2027(a)	U.S.$	850	$894,518
GE Capital European Funding UnLtd. Co. 4.625%, 02/22/2027	EUR	400	588,155
GE Capital Funding LLC 4.40%, 05/15/2030	U.S.$	2,119	2,469,928
Huarong Finance 2017 Co., Ltd. 4.50%, 01/24/2022(a) (d)		892	597,640
Synchrony Financial 3.95%, 12/01/2027		242	269,290
4.50%, 07/23/2025		901	1,008,931

			13,549,866

Insurance – 0.6%
Alleghany Corp. 3.625%, 05/15/2030		1,441	1,590,000
Assicurazioni Generali SpA 5.50%, 10/27/2047(a)	EUR	331	483,736
Centene Corp. 4.25%, 12/15/2027	U.S.$	303	319,643
4.625%, 12/15/2029		365	401,799
CNP Assurances 2.50%, 06/30/2051(a)	EUR	200	253,667
4.50%, 06/10/2047(a)		400	568,809
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)	U.S.$	423	540,048
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	365	450,881
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	420	727,571
Prudential Financial, Inc. 5.875%, 09/15/2042		189	199,520
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		800	913,000
Voya Financial, Inc. 5.65%, 05/15/2053		895	958,196

			7,406,870

Other Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		454	498,714

REITS – 0.3%
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	227	274,468
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		820	1,068,467
Essential Properties LP 2.95%, 07/15/2031	U.S.$	450	449,816
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023		25	26,346
Vornado Realty LP 3.40%, 06/01/2031		786	810,476

	Principal Amount (000)		U.S. $ Value

WPC Eurobond BV 1.35%, 04/15/2028	EUR	240	$294,424
2.125%, 04/15/2027		601	771,243

			3,695,240

			86,855,113

Utility – 0.6%
Electric – 0.6%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)	U.S.$	328	343,436
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		731	760,386
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036		209	294,506
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(a)		910	737,271
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		425	466,783
E.ON International Finance BV 1.25%, 10/19/2027(a)	EUR	401	505,874
EDP Finance BV 0.375%, 09/16/2026(a)		630	754,650
Electricite de France SA 2.875%, 12/15/2026(a) (d)		400	489,269
Enel Finance International NV 2.65%, 09/10/2024(a)	U.S.$	865	908,769
Engie Energia Chile SA 3.40%, 01/28/2030(a)		543	556,337
Iberdrola International BV Series NC6 1.45%, 11/09/2026(a)(d)	EUR	500	598,347
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	171	172,934
SSE PLC 1.375%, 09/04/2027(a)	EUR	264	333,974

			6,922,536

Total Corporates - Investment Grade (cost $180,292,730)			188,467,281

MORTGAGE PASS-THROUGHS – 4.3%
Agency Fixed Rate 30 - Year – 4.1%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049-11/01/2049	U.S.$	1,636	1,748,263
4.00%, 06/01/2049		599	649,060
Series 2020 2.50%, 07/01/2050		552	577,176
3.50%, 01/01/2050		1,630	1,753,587

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Gold Series 2016 4.00%, 02/01/2046	U.S.$	715	$786,267
Series 2017 4.00%, 07/01/2044		527	576,389
Series 2018 4.50%, 03/01/2048-11/01/2048		863	940,875
5.00%, 11/01/2048		284	315,117
Series 2019 4.50%, 02/01/2049		500	548,763
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		182	210,589
Series 2010 4.00%, 12/01/2040		323	354,735
Series 2012 3.50%, 02/01/2042-01/01/2043		3,758	4,067,908
Series 2013 3.50%, 03/01/2043-04/01/2043		1,831	1,981,975
4.00%, 10/01/2043		899	981,623
Series 2014 5.50%, 09/01/2041		507	590,680
Series 2015 3.00%, 05/01/2045-08/01/2045		1,090	1,151,369
Series 2018 3.50%, 03/01/2048-04/01/2048		2,293	2,449,971
4.50%, 09/01/2048		2,219	2,419,052
Series 2019 3.50%, 11/01/2049		1,227	1,309,010
Series 2020 2.50%, 07/01/2050		3,099	3,252,991
3.50%, 01/01/2050		1,840	1,971,912
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		412	435,092
Uniform Mortgage - Backed Security Series 2021 2.00%, 07/01/2051, TBA		3,415	3,452,352
2.50%, 07/01/2051, TBA		17,379	17,984,550

			50,509,306

Agency Fixed Rate 15 - Year – 0.2%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028-06/01/2028		54	55,947
Series 2014 2.50%, 09/01/2029		137	143,139
Series 2016 2.50%, 11/01/2031-01/01/2032		2,257	2,361,536
Series 2017 2.50%, 02/01/2032		115	120,473

			2,681,095

Total Mortgage Pass-Throughs (cost $52,192,806)			53,190,401

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 4.2%
Funds and Investment Trusts – 4.2%
AB All Market Real Return Portfolio - Class Z(f) (g) (cost $46,741,149)		5,123,656	$51,851,403

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.1%
Risk Share Floating Rate – 3.5%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.942% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (e)	U.S.$	360	361,128
Series 2019-1A, Class M1B 1.842% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (e)		1,469	1,469,490
Series 2019-2A, Class M1C 2.092% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (e)		829	833,424
Series 2019-3A, Class M1B 1.692% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (e)		1,011	1,013,373
Series 2019-3A, Class M1C 2.042% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (e)		441	441,000
Series 2019-4A, Class M1B 2.092% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (e)		910	910,568
Series 2019-4A, Class M1C 2.592% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (e)		235	235,000
Series 2019-4A, Class M2 2.942% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (e)		330	331,136
Series 2020-2A, Class M1B 3.292% (LIBOR 1 Month + 3.20%), 08/26/2030(a) (e)		584	587,696
Series 2020-4A, Class M2A 2.692% (LIBOR 1 Month + 2.60%), 06/25/2030(a) (e)		433	433,069
Series 2021-1A, Class M1C 2.968% (SOFR + 2.95%), 03/25/2031(a) (e)		602	629,264
Series 2021-2A, Class M1B 1.51% (SOFR + 1.50%), 06/25/2031(a) (e)		918	915,936
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.492% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (e)		209	210,599

		Principal Amount (000)	U.S. $ Value

Series 2019-R02, Class 1M2 2.392% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (e)	U.S.$	222	$ 223,484
Series 2019-R03, Class 1M2 2.242% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (e)		140	141,254
Series 2019-R04, Class 2M2 2.192% (LIBOR 1 Month + 2.10%), 06/25/2039(a) (e)		184	184,626
Series 2019-R05, Class 1M2 2.092% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (e)		165	165,503
Series 2019-R06, Class 2M2 2.192% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (e)		439	440,868
Series 2019-R07, Class 1M2 2.192% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (e)		656	658,818
Series 2020-R01, Class 1M2 2.142% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (e)		713	716,426
Series 2020-R02, Class 2M2 2.092% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (e)		654	657,360
Eagle RE Ltd. Series 2018-1, Class M1 1.792% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (e)		208	207,756
Series 2018-1, Class M2 3.092% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (e)		295	296,844
Series 2020-1, Class M1A 0.992% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (e)		1,045	1,042,474
Series 2020-1, Class M1B 3.342% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (e)		873	881,896
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2023(e)		194	198,948
Series 2015-DNA1, Class M3 3.392% (LIBOR 1 Month + 3.30%), 10/25/2027(e)		215	218,366
Series 2015-DNA3, Class M3 4.792% (LIBOR 1 Month + 4.70%), 04/25/2028(e)		265	273,871
Series 2015-HQA2, Class M3 4.892% (LIBOR 1 Month + 4.80%), 05/25/2028(e)		415	429,383
Series 2016-DNA2, Class M3 4.742% (LIBOR 1 Month + 4.65%), 10/25/2028(e)		482	503,918

		Principal Amount (000)	U.S. $ Value

Series 2016-DNA4, Class M3 3.892% (LIBOR 1 Month + 3.80%), 03/25/2029(e)	U.S.$	1,171	$1,212,420
Series 2017-DNA2, Class M2 3.542% (LIBOR 1 Month + 3.45%), 10/25/2029(e)		434	453,008
Series 2017-DNA3, Class M2 2.592% (LIBOR 1 Month + 2.50%), 03/25/2030(e)		1,040	1,063,154
Series 2017-HQA1, Class M2 3.642% (LIBOR 1 Month + 3.55%), 08/25/2029(e)		502	519,203
Series 2017-HQA2, Class M2 2.742% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		228	231,759
Series 2017-HQA2, Class M2B 2.742% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		975	993,480
Series 2017-HQA3, Class M2 2.442% (LIBOR 1 Month + 2.35%), 04/25/2030(e)		986	1,007,804
Series 2019-DNA3, Class M2 2.142% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (e)		131	132,188
Series 2019-DNA4, Class M2 2.042% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (e)		554	556,818
Series 2019-FTR2, Class M2 2.242% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (e)		482	481,584
Series 2019-HQA3, Class M2 1.942% (LIBOR 1 Month + 1.85%), 09/25/2049(a) (e)		195	195,797
Series 2020-DNA1, Class M2 1.792% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (e)		646	648,669
Series 2020-DNA5, Class M2 2.818% (SOFR + 2.80%), 10/25/2050(a) (e)		1,611	1,634,977
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 4.992% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		349	360,635
Series 2014-C04, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 11/25/2024(e)		193	197,734
Series 2015-C01, Class 1M2 4.392% (LIBOR 1 Month + 4.30%), 02/25/2025(e)		299	306,319
Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(e)		31	31,619

		Principal Amount (000)	U.S. $ Value

Series 2015-C02, Class 1M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(e)	U.S.$	406	$414,910
Series 2015-C02, Class 2M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		194	196,135
Series 2015-C03, Class 1M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		453	465,996
Series 2015-C03, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		212	214,496
Series 2015-C04, Class 1M2 5.792% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		468	496,118
Series 2015-C04, Class 2M2 5.642% (LIBOR 1 Month + 5.55%), 04/25/2028(e)		263	278,693
Series 2016-C01, Class 2M2 7.042% (LIBOR 1 Month + 6.95%), 08/25/2028(e)		92	97,801
Series 2016-C02, Class 1M2 6.092% (LIBOR 1 Month + 6.00%), 09/25/2028(e)		345	364,022
Series 2016-C03, Class 2M2 5.992% (LIBOR 1 Month + 5.90%), 10/25/2028(e)		332	350,269
Series 2016-C04, Class 1M2 4.342% (LIBOR 1 Month + 4.25%), 01/25/2029(e)		213	221,986
Series 2016-C05, Class 2M2 4.542% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		1,327	1,389,597
Series 2016-C06, Class 1M2 4.342% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		237	246,609
Series 2016-C07, Class 2M2 4.442% (LIBOR 1 Month + 4.35%), 05/25/2029(e)		251	262,748
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(e)		854	887,026
Series 2017-C02, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(e)		534	552,876
Series 2017-C02, Class 2M2C 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(e)		1,070	1,108,098
Series 2017-C04, Class 2M2 2.942% (LIBOR 1 Month + 2.85%), 11/25/2029(e)		458	469,474
Series 2018-C01, Class 1M2 2.342% (LIBOR 1 Month + 2.25%), 07/25/2030(e)		251	254,199

		Principal Amount (000)	U.S. $ Value

JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2024(e) (h)	U.S.$	34	$33,695
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 1.992% (LIBOR 1 Month + 1.90%), 11/26/2029(a) (e)		369	369,374
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.096% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (e)		374	373,067
Series 2019-2R, Class A 2.846% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (e)		1,118	1,107,260
Series 2019-3R, Class A 2.796% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (e)		145	145,471
Series 2020-1R, Class A 2.446% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (h)		320	320,143
Radnor RE Ltd. Series 2019-1, Class M1B 2.042% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (e)		809	811,343
Series 2019-2, Class M1B 1.842% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (e)		1,148	1,154,837
Series 2020-1, Class M1A 1.042% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (e)		417	416,975
Series 2020-2, Class M1C 4.692% (LIBOR 1 Month + 4.60%), 10/25/2030(a) (e)		654	662,814
STACR Trust Series 2018-DNA3, Class M2 2.192% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (e)		483	489,815
Triangle Re Ltd. Series 2020-1, Class M1B 3.992% (LIBOR 1 Month + 3.90%), 10/25/2030(a) (e)		1,870	1,879,124
Series 2021-1, Class M1B 3.092% (LIBOR 1 Month + 3.00%), 08/25/2033(a) (e)		868	873,756
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.342% (LIBOR 1 Month + 5.25%), 11/25/2025(e) (h)		205	198,874
Series 2015-WF1, Class 2M2 5.592% (LIBOR 1 Month + 5.50%), 11/25/2025(e) (h)		55	54,905

			42,803,152

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4693, Class SL 6.077% (6.15% – LIBOR 1 Month), 06/15/2047(e) (i)	U.S.$	1,900	$457,767
Series 4719, Class JS 6.077% (6.15% – LIBOR 1 Month), 09/15/2047(e) (i)		669	127,978
Series 4954, Class SL 5.959% (6.05% – LIBOR 1 Month), 02/25/2050(e) (i)		2,250	418,808
Series 4981, Class HS 6.009% (6.10% – LIBOR 1 Month), 06/25/2050(e) (i)		5,597	998,920
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.449% (6.54% – LIBOR 1 Month), 12/25/2041(e) (i)		857	181,889
Series 2014-17, Class SA 5.959% (6.05% – LIBOR 1 Month), 04/25/2044(e) (i)		2,391	595,043
Series 2014-78, Class SE 6.009% (6.10% – LIBOR 1 Month), 12/25/2044(e) (i)		689	135,931
Series 2016-77, Class DS 5.909% (6.00% – LIBOR 1 Month), 10/25/2046(e) (i)		1,633	321,522
Series 2017-62, Class AS 6.059% (6.15% – LIBOR 1 Month), 08/25/2047(e) (i)		808	168,294
Series 2017-81, Class SA 6.109% (6.20% – LIBOR 1 Month), 10/25/2047(e) (i)		752	177,978
Series 2017-97, Class LS 6.109% (6.20% – LIBOR 1 Month), 12/25/2047(e) (i)		1,457	367,382
Series 2017-97, Class SW 6.109% (6.20% – LIBOR 1 Month), 12/25/2047(e) (i)		762	174,370
Government National Mortgage Association Series 2017-122, Class SA 6.107% (6.20% – LIBOR 1 Month), 08/20/2047(e) (i)		789	173,629
Series 2017-134, Class SE 6.107% (6.20% – LIBOR 1 Month), 09/20/2047(e) (i)		640	125,526

	Principal Amount (000)		U.S. $ Value

Series 2017-65, Class ST 6.057% (6.15% – LIBOR 1 Month), 04/20/2047(e) (i)	U.S.$	936	$205,603

			4,630,640

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 5015, Class BI 4.00%, 09/25/2050(j)		3,233	563,244
Series 5049, Class CI 3.50%, 12/25/2050(j)		3,541	492,287
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(j)		6,935	1,099,235

			2,154,766

Non-Agency Floating Rate – 0.0%
Chase Mortgage Finance Corp. Series 2019-CL1, Class M3 2.192% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (e)		171	173,644

Non-Agency Fixed Rate – 0.0%
BCP 1.075%, 06/15/2038		117	116,959

Total Collateralized Mortgage Obligations (cost $49,071,447)			49,879,161

CORPORATES - NON-INVESTMENT GRADE – 3.7%
Industrial – 2.9%
Basic – 0.4%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		1,222	1,194,504
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	709	848,322
3.375%, 01/15/2026(a)	U.S.$	306	309,091
Ingevity Corp. 3.875%, 11/01/2028(a)		1,125	1,122,638
SPCM SA 2.00%, 02/01/2026(a)	EUR	311	375,723
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a)		447	523,495

			4,373,773

Capital Goods – 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00%, 09/01/2028(a)		500	594,345
3.25%, 09/01/2028(a)	U.S.$	652	652,065
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		861	861,026

	Principal Amount (000)		U.S. $ Value

Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	122	$145,459
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		605	749,905
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	864	911,356

			3,914,156

Communications - Media – 0.4%
Cable One, Inc. 4.00%, 11/15/2030(a)		792	795,414
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		1,086	1,114,561
CSC Holdings LLC 6.75%, 11/15/2021		285	290,700
Netflix, Inc. 3.625%, 05/15/2027	EUR	275	374,967
4.625%, 05/15/2029		260	385,134
5.875%, 11/15/2028	U.S.$	1,118	1,373,418
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		789	814,051

			5,148,245

Communications - Telecommunications – 0.3%
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		893	869,666
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		392	381,757
T-Mobile USA, Inc. 2.625%, 04/15/2026-02/15/2029		706	716,062
2.875%, 02/15/2031		686	680,333
3.375%, 04/15/2029		398	411,552
Telecom Italia SpA/Milano 1.625%, 01/18/2029(a)	EUR	525	612,191

			3,671,561

Consumer Cyclical - Automotive – 0.2%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)	U.S.$	1,262	1,238,324
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	385	472,707
Ford Motor Co. 8.50%, 04/21/2023	U.S.$	475	530,076

			2,241,107

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 11.50%, 04/01/2023(a)		170	191,955
Carnival PLC 1.00%, 10/28/2029	EUR	490	476,522
Mattel, Inc. 3.375%, 04/01/2026(a)	U.S.$	464	481,024
3.75%, 04/01/2029(a)		464	482,407

	Principal Amount (000)		U.S. $ Value

Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)	U.S.$	416	$474,302
11.50%, 06/01/2025(a)		747	861,814

			2,968,024

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,691	1,671,435

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(a)		756	753,475

Consumer Non-Cyclical – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023-03/15/2029(a)		811	810,730
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	488	592,475
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		123	147,469
Grifols SA 1.625%, 02/15/2025(a)		537	642,396
IQVIA, Inc. 1.75%, 03/15/2026(a)		630	754,530
Jazz Securities DAC 4.375%, 01/15/2029(a)	U.S.$	469	486,602
Newell Brands, Inc. 4.70%, 04/01/2026		689	768,180
4.875%, 06/01/2025		171	189,466
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		653	666,243
Paysafe Finance PLC/Paysafe Holdings US Corp. 3.00%, 06/15/2029(a)	EUR	500	583,952
Spectrum Brands, Inc. 5.75%, 07/15/2025	U.S.$	50	51,280
Tenet Healthcare Corp. 4.625%, 07/15/2024		426	432,241

			6,125,564

Energy – 0.1%
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		546	569,123
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		375	376,868

			945,991

Other Industrial – 0.0%
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)		503	494,499

	Principal Amount (000)		U.S. $ Value

Services – 0.1%
Intertrust Group BV 3.375%, 11/15/2025(a)	EUR	555	$671,727
Square, Inc. 2.75%, 06/01/2026(a)	U.S.$	591	601,283

			1,273,010

Technology – 0.1%
CommScope, Inc. 5.50%, 03/01/2024(a)		225	231,651
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		51	52,309
EMC Corp. 3.375%, 06/01/2023		645	669,388

			953,348

Transportation - Services – 0.1%
Chicago Parking Meters LLC 4.93%, 12/30/2025(k)		800	881,441

			35,415,629

Financial Institutions – 0.7%
Banking – 0.6%
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(d)		400	436,144
Banco Santander SA 6.75%, 04/25/2022(a) (d)	EUR	500	618,161
Credit Suisse Group AG 7.50%, 07/17/2023-12/11/2023(a) (d)	U.S.$	2,194	2,405,568
Discover Financial Services Series D 6.125%, 06/23/2025(d)		2,363	2,651,924
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		400	434,628
Series E 3.928%, 09/15/2026(a)	EUR	29	38,689

			6,585,114

Finance – 0.1%
Lincoln Financing SARL 3.625%, 04/01/2024(a)		101	121,160
SLM Corp. 4.20%, 10/29/2025	U.S.$	1,428	1,534,786

			1,655,946

REITS – 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		241	257,395

			8,498,455

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)	U.S.$	830	$834,382

			834,382

Total Corporates - Non-Investment Grade (cost $43,503,694)			44,748,466

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.6%
Non-Agency Fixed Rate CMBS – 1.9%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)		500	457,813
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		85	92,805
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		615	680,947
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		1,250	1,347,288
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		2,120	2,196,154
Citigroup Commercial Mortgage Trust Series 2016-C1, Class A4 3.209%, 05/10/2049		1,411	1,524,836
Series 2017-P8, Class AS 3.789%, 09/15/2050		267	295,103
Series 2018-B2, Class A4 4.009%, 03/10/2051		450	510,582
Commercial Mortgage Trust Series 2010-C1, Class D 5.937%, 07/10/2046(a)		1,070	1,089,224
Series 2013-CR12, Class A4 4.046%, 10/10/2046		500	534,363
Series 2014-UBS5, Class A4 3.838%, 09/10/2047		990	1,073,440
Series 2015-CR24, Class A5 3.696%, 08/10/2048		655	716,458
Series 2015-LC21, Class XA 0.829%, 07/10/2048(j)		4,767	111,377
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		736	794,607
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.209%, 08/10/2044(a)		585	584,972
Series 2011-GC5, Class D 5.428%, 08/10/2044(a)		114	62,961
Series 2013-G1, Class A1 2.059%, 04/10/2031(a)		101	101,875

	Principal Amount (000)		U.S. $ Value

Series 2013-G1, Class A2 3.557%, 04/10/2031(a)	U.S.$	1,094	$1,093,326
Series 2013-GC12, Class B 3.777%, 06/10/2046		465	484,470
Series 2014-GC18, Class D 5.155%, 01/10/2047(a)		100	25,739
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(h)		222	220,528
Series 2021-1, Class A2 2.435%, 08/15/2026(h)		277	282,559
Series 2021-1, Class AS 2.638%, 08/15/2026(h)		39	39,869
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		150	160,511
Series 2014-C22, Class XA 0.979%, 09/15/2047(j)		14,250	314,162
Series 2014-C26, Class AS 3.80%, 01/15/2048		770	828,544
Series 2015-C33, Class AS 4.023%, 12/15/2048		440	480,697
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.192%, 09/15/2050(j)		4,217	197,533
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.611%, 08/15/2046(a)		116	103,392
Series 2012-C6, Class E 5.313%, 05/15/2045(a)		375	263,926
Series 2012-C8, Class AS 3.424%, 10/15/2045(a)		1,400	1,434,729
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		198	105,685
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		1,155	1,170,511
Morgan Stanley Capital I Trust Series 2011-C3, Class C 5.475%, 07/15/2049(a)		380	378,414
UBS Commercial Mortgage Trust Series 2019-C17, Class AS 3.203%, 10/15/2052		364	387,331
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,030	2,080,176
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C 4.611%, 09/15/2048		266	247,512
Series 2016-LC25, Class C 4.563%, 12/15/2059		125	133,742

	Principal Amount (000)		U.S. $ Value

Series 2016-NXS6, Class C 4.459%, 11/15/2049	U.S.$	750	$808,275
Series 2018-C48, Class A5 4.302%, 01/15/2052		152	177,206
WF-RBS Commercial Mortgage Trust Series 2014-C24, Class AS 3.931%, 11/15/2047		143	150,803

			23,744,445

Non-Agency Floating Rate CMBS – 1.7%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.073% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (e)		600	600,470
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.073% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (e)		1,935	1,893,191
BBCMS Mortgage Trust Series 2020-BID, Class A 2.213% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (e)		1,089	1,099,181
Beneria Cowen & Pritzer Collateral Funding Corp. Series 2021-330N, Class A 0.899% (LIBOR 1 Month + 0.80%), 06/15/2038(a) (e)		216	215,784
BFLD Trust Series 2021-FPM, Class A 1.70% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (e)		1,653	1,654,484
BHMS Series 2018-ATLS, Class A 1.323% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (e)		1,512	1,512,504
BHP Trust Series 2019-BXHP, Class C 1.595% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (e)		235	234,574
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.073% (LIBOR 1 Month + 1.00%), 04/15/2034(a) (e)		712	712,167
BX Trust Series 2018-EXCL, Class A 1.161% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (e)		1,354	1,339,214
CLNY Trust Series 2019-IKPR, Class D 2.098% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (e)		915	910,976
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.123% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (e)		1,631	1,633,411

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.018% (SOFR + 2.00%), 01/25/2051(a) (e)	U.S.$	205	$206,862
Great Wolf Trust Series 2019-WOLF, Class A 1.107% (LIBOR 1 Month + 1.03%), 12/15/2036(a) (e)		570	570,353
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.273% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (e)		751	751,947
Series 2019-SMP, Class A 1.223% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (e)		820	820,513
Series 2019-SMP, Class D 2.023% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (e)		230	226,821
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(h)		1,230	1,280,520
Invitation Homes Trust
Series 2018-SFR2, Class C 1.353% (LIBOR 1 Month + 1.28%), 06/17/2037(a) (e)		313	313,239
Series 2018-SFR3, Class C 1.382% (LIBOR 1 Month + 1.30%), 07/17/2037(a) (e)		582	582,351
Series 2018-SFR4, Class A 1.182% (LIBOR 1 Month + 1.10%), 01/17/2038(a) (e)		836	838,400
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.023% (LIBOR 1 Month + 1.95%), 11/15/2026(e) (h)		219	201,219
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.856% (LIBOR 1 Month + 0.78%), 07/15/2033(a) (e)		830	827,345
Series 2019-MILE, Class A 1.573% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (e)		372	372,207
Starwood Retail Property Trust Series 2014-STAR, Class A 1.543% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (e)		1,909	1,426,684

			20,224,417

Total Commercial Mortgage-Backed Securities (cost $44,201,656)			43,968,862

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.6%
CLO - Floating Rate – 1.6%
AGL CLO 12 Ltd. Series 2021-12A, Class D 2.98% (LIBOR 3 Month + 2.85%), 07/20/2034(a)(e)	U.S.$	350	$348,576
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 1.347% (LIBOR 3 Month + 1.20%), 07/20/2034(a)(e)		816	816,566
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 3.266% (LIBOR 3 Month + 3.10%), 04/15/2034(a)(e)		375	374,979
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.926% (LIBOR 3 Month + 1.75%), 04/26/2031(a)(e)		250	245,324
Dryden CLO Ltd. Series 2020-78A, Class C 2.14% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(e)		830	831,662
Series 2020-78A, Class D 3.19% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(e)		500	500,954
Elevation CLO Ltd. Series 2020-11A, Class C 2.384% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(e)		670	651,956
Elmwood CLO Ltd. Series 2021-2A, Class A 1.28% (LIBOR 3 Month + 1.13%), 07/20/2034(a)(e)		452	452,180
Series 2021-2A, Class D 3.10% (LIBOR 3 Month + 2.95%), 07/20/2034(a)(e)		368	368,551
Elmwood CLO IX Ltd. Series 2021-2A, Class B 1.689% (LIBOR 3 Month + 1.55%), 07/20/2034(a)(e)		250	250,250
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 1.241% (LIBOR 3 Month + 1.11%), 07/19/2034(a)(e)		340	340,034
Series 2021-1A, Class B 1.731% (LIBOR 3 Month + 1.60%), 07/19/2034(a)(e)		250	250,025
Series 2021-1A, Class D 3.031% (LIBOR 3 Month + 2.90%), 07/19/2034(a)(e)(1)		390	390,000
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR 1.258% (LIBOR 3 Month + 1.07%), 04/20/2034(a)(e)		883	883,046

	Principal Amount (000)		U.S. $ Value

Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.806% (LIBOR 3 Month + 1.63%), 04/26/2031(a) (e)	U.S.$	250	$250,024
ICG US CLO Ltd. Series 2015-1A, Class A1R 1.33% (LIBOR 3 Month + 1.14%), 10/19/2028(a) (e)		543	542,945
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.19% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (e)		250	250,601
Madison Park Funding LI Ltd. Series 2021-51A, Class B 1.85% (LIBOR 3 Month + 1.70%), 07/19/2034(a) (e)		772	772,247
Magnetite CLO Ltd. Series 2020-26A, Class A 1.934% (LIBOR 3 Month + 1.75%), 07/15/2030(a) (e)		1,351	1,351,533
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.37% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (e)		678	677,901
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 2.941% (LIBOR 3 Month + 2.80%), 07/16/2035(a) (e)		455	454,099
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 1.26% (LIBOR 3 Month + 1.13%), 07/17/2035(a) (e)		965	964,880
OCP CLO Ltd. Series 2020-18A, Class AR 1.25% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (e)		1,156	1,157,659
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.335% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (e)		461	460,767
OZLM XVIII Ltd. Series 2018-18A, Class A 1.204% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (e)		745	745,019
OZLM XXII Ltd. Series 2018-22A, Class A1 1.26% (LIBOR 3 Month + 1.07%), 01/17/2031(a) (e)		302	301,504
Pikes Peak CLO 8 Series 2021-8A, Class A 1.301% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (e)		1,046	1,045,972

	Principal Amount (000)		U.S. $ Value

Rockford Tower CLO Ltd. Series 2021-1A, Class D 3.083% (LIBOR 3 Month + 3.00%), 07/20/2034(a) (e)	U.S.$	600	$592,547
Rockt Series 2021-2A, Class D 3.40% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (e)		449	448,759
Romark CLO III Ltd. Series 2019-3A, Class A1 1.554% (LIBOR 3 Month + 1.37%), 07/15/2032(a) (e)		650	650,037
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.184% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (e)		1,050	1,050,156
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 1.324% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (e)		722	722,491
Series 2017-4A, Class B 1.605% (LIBOR 3 Month + 1.45%), 11/20/2030(a) (e)		300	300,011
Voya CLO Ltd. Series 2019-1A, Class DR 3.034% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (e)		340	338,964

Total Collateralized Loan Obligations (cost $19,805,148)			19,782,219

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
China – 0.8%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	37,240	6,238,799
Series 1904 3.68%, 02/26/2026		19,350	3,042,997
State Grid Overseas Investment Ltd. 4.125%, 05/07/2024(a)	U.S.$	951	1,034,093

			10,315,889

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		762	837,195
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(a)		618	720,665

			1,557,860

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		1,672	1,656,847

	Principal Amount (000)		U.S. $ Value

Petroleos Mexicanos 5.95%, 01/28/2031	U.S.$	131	$126,775
6.75%, 09/21/2047		588	515,970
6.84%, 01/23/2030		279	287,161
7.69%, 01/23/2050		445	426,644

			3,013,397

Total Quasi-Sovereigns (cost $13,792,357)			14,887,146

ASSET-BACKED SECURITIES – 1.1%
Other ABS - Fixed Rate – 0.6%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,152	1,160,781
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(a)		815	822,258
Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		566	565,975
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(a)		350	355,056
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		632	654,012
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		498	497,872
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		575	644,674
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		436	459,809
Marlette Funding Trust Series 2019-1A, Class A 3.44%, 04/16/2029(a)		22	21,919
Series 2019-3A, Class A 2.69%, 09/17/2029(a)		103	103,655
Series 2020-1A, Class A 2.24%, 03/15/2030(a)		50	50,369
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		451	464,389
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	139,921
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		774	813,307
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(a)		38	38,121

	Principal Amount (000)		U.S. $ Value

SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(a)	U.S.$	188	$190,455
Series 2019-3, Class A 2.90%, 05/25/2028(a)		65	65,694
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(a)		475	477,954

			7,526,221

Autos - Fixed Rate – 0.3%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(a)		1,240	1,317,416
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		500	540,087
Exeter Automobile Receivables Trust Series 2019-3A, Class B 2.58%, 08/15/2023(a)		98	98,260
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(a)		289	290,352
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(a)		309	311,168
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	826,915
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.67%, 09/25/2021(a)		57	57,507
Series 2017-1A, Class A 2.96%, 10/25/2021(a)		133	133,671
Series 2018-1A, Class A 3.29%, 02/25/2024(a)		43	42,906
Series 2019-1A, Class A 3.71%, 03/25/2023(a)		108	108,513
Series 2019-2A, Class A 3.42%, 05/25/2025(a)		51	50,583
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(a)		48	48,243

			3,825,621

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(a)		602	607,073
World Financial Network Credit Card Master Trust Series 2018-B, Class M 3.81%, 07/15/2025		445	447,975

	Principal Amount (000)		U.S. $ Value

Series 2019-B, Class M 3.04%, 04/15/2026	U.S.$	1,065	$1,087,669

			2,142,717

Total Asset-Backed Securities (cost $13,195,561)			13,494,559

EMERGING MARKETS - CORPORATE BONDS – 0.8%
Industrial – 0.8%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		295	307,759
CSN Resources SA 4.625%, 06/10/2031(a)		828	839,642
Klabin Austria GmbH 3.20%, 01/12/2031(a)		213	209,496
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		661	718,507
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		319	314,215

			2,389,619

Capital Goods - 0.2%
Cemex SAB de CV 3.875%, 07/11/2031(a)		1,137	1,150,075
Embraer Netherlands Finance BV 5.40%, 02/01/2027		853	905,792
6.95%, 01/17/2028(a)		1,052	1,200,595
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		639	6,393

			3,262,855

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,127	1,162,782

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		587	613,342

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		473	497,625
BRF SA 4.875%, 01/24/2030(a)		290	303,558
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		606	621,150

			1,422,333

Energy – 0.0%
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		196	215,006

	Principal Amount (000)		U.S. $ Value

Services – 0.1%
MercadoLibre, Inc. 2.375%, 01/14/2026	U.S.$	600	$602,250
3.125%, 01/14/2031		307	300,092

			902,342

Transportation - Services – 0.0%
InPost SA 2.25%, 07/15/2027(a)	EUR	234	279,319

			10,247,598

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(h)	U.S.$	133	137,006

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (m)		112	12,772
7.125%, 12/26/2046(a) (m)		411	45,332

			58,104

Total Emerging Markets - Corporate Bonds (cost $10,525,845)			10,442,708

EMERGING MARKETS - SOVEREIGNS – 0.5%
Bahrain – 0.1%
Bahrain Government International Bond 5.625%, 09/30/2031(a)		490	494,839

Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a)		1,307	1,346,210

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(a)		1,719	1,662,595

Ivory Coast – 0.0%
Ivory Coast Government International Bond 5.875%, 10/17/2031(a)	EUR	290	369,830

Oman – 0.2%
Oman Government International Bond 4.875%, 02/01/2025(a)	U.S.$	1,135	1,188,770
6.25%, 01/25/2031(a)		586	626,837

			1,815,607

Total Emerging Markets - Sovereigns (cost $5,546,112)			5,689,081

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.4%
Options on Equity Indices – 0.4%
Euro STOXX 50 Index Expiration: Jun 2022; Contracts: 6,080; Exercise Price: EUR 3,150.00; Counterparty: UBS AG(n)	EUR	19,152,000	$625,877
FTSE 100 Index Expiration: Apr 2022; Contracts: 1,350; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(n)	GBP	7,560,000	201,940
FTSE 100 Index Expiration: Jun 2022; Contracts: 1,310; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(n)	GBP	7,467,000	275,991
Nikkei 225 Index Expiration: Mar 2022; Contracts: 85,000; Exercise Price: JPY 23,750.00; Counterparty: UBS AG(n)	JPY	2,018,750,000	353,990
S&P 500 Index Expiration: May 2022; Contracts: 46,900; Exercise Price: USD 3,300.00; Counterparty: UBS AG(n)	USD	154,770,000	3,782,464

Total Options Purchased - Puts (premiums paid $7,083,679)			5,240,262

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
City of New York Series 2021D 1.923%, 08/01/2031	U.S.$	885	878,786
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		745	754,481
State Board of Administration Finance Corp. Series 2020A 1.705%, 07/01/2027		652	662,554
State of California 5.70%, 11/01/2021		935	951,990
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		684	705,422
University of California Series 2021B 3.071%, 05/15/2051		1,130	1,141,407

Total Local Governments - US Municipal Bonds (cost $5,035,519)			5,094,640

GOVERNMENTS - SOVEREIGN AGENCIES – 0.3%
Canada – 0.3%
Canada Housing Trust No. 1 1.80%, 12/15/2024(a)	CAD	3,065	2,549,765
1.95%, 12/15/2025(a)		835	697,565

Total Governments - Sovereign Agencies (cost $3,069,460)			3,247,330

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Indonesia – 0.1%
Indonesia Government International Bond 1.10%, 03/12/2033	EUR	174	$201,988
3.375%, 07/30/2025(a)		470	623,412

			825,400

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032	U.S.$	745	852,932

Qatar – 0.0%
Qatar Government International Bond 3.40%, 04/16/2025(a)		443	482,261

Saudi Arabia – 0.0%
Saudi Government International Bond 2.90%, 10/22/2025(a)		428	457,960

Total Governments - Sovereign Bonds (cost $2,539,046)			2,618,553

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.2%
Canada – 0.2%
Province of Ontario Canada 2.60%, 06/02/2027	CAD	885	758,776
Province of Quebec Canada 2.75%, 09/01/2027		1,735	1,505,150

Total Local Governments - Provincial Bonds (cost $2,269,331)			2,263,926

AGENCIES – 0.1%
Agency Debentures – 0.1%
Federal Home Loan Bank 1.875%, 07/07/2021	U.S.$	1,210	1,210,415
2.50%, 02/13/2024		585	617,968

Total Agencies (cost $1,793,882)			1,828,383

		Shares

SHORT-TERM INVESTMENTS – 22.0%
Investment Companies – 18.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.00%(f) (g) (o) (cost $223,401,197)		223,401,197	223,401,197

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Bills – 3.7%
U.S. Treasury Bill Zero Coupon, 07/27/2021-05/19/2022 (cost $44,790,818)	U.S.$	44,795	$44,788,228

Total Short-Term Investments (cost $268,192,015)			268,189,425

Total Investments – 102.1% (cost $1,218,525,362)(p)			1,249,555,562
Other assets less liabilities – (2.1)%			(25,746,086)

Net Assets – 100.0%			$1,223,809,476

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	223	September 2021	$23,612,288	$94,692
10 Yr Canadian Bond Futures	192	September 2021	22,539,400	231,448
E-Mini Russell 2000 Futures	129	September 2021	14,885,310	(97,746)
Euro STOXX 50 Index Futures	1,048	September 2021	50,396,325	(745,021)
Euro-Bund Futures	51	September 2021	10,438,289	16,162
FTSE 100 Index Futures	290	September 2021	28,002,764	(496,879)
Hang Seng Index Futures	58	July 2021	10,693,430	(183,916)
Long Gilt Futures	56	September 2021	9,923,241	66,215
MSCI Emerging Market Futures	446	September 2021	30,435,040	(217,429)
MSCI Singapore IX ETS Futures	356	July 2021	9,410,292	19,054
Nikkei 225 (OSE) Futures	14	September 2021	3,626,806	(7,842)
S&P 400 E-Mini Futures	36	September 2021	9,692,640	(119,330)
S&P 500 E-Mini Futures	1,176	September 2021	252,169,680	4,699,040
S&P/TSX 60 Index Futures	2	September 2021	388,093	5,136
TOPIX Index Futures	151	September 2021	26,409,199	(194,732)
U.S. 10 Yr Ultra Futures	11	September 2021	1,619,234	1,454
U.S. Long Bond (CBT) Futures	36	September 2021	5,787,000	133,942
U.S. T-Note 2 Yr (CBT) Futures	338	September 2021	74,468,266	(88,012)
U.S. T-Note 5 Yr (CBT) Futures	98	September 2021	12,096,109	1,191
U.S. T-Note 10 Yr (CBT) Futures	481	September 2021	63,732,500	335,418
U.S. Ultra Bond (CBT) Futures	102	September 2021	19,654,125	697,088
Sold Contracts
10 Yr Canadian Bond Futures	112	September 2021	13,147,983	(153,311)
10 Yr Japan Bond (OSE) Futures	31	September 2021	42,327,647	(96,446)
Euro-BOBL Futures	134	September 2021	21,315,163	15,762
Euro-Buxl 30-year Bond Futures	3	September 2021	722,976	(13,734)
OMXS 30 Index Futures	121	July 2021	3,203,819	11,440
SPI 200 Futures	13	September 2021	1,760,489	(2,205)
U.S. 10 Yr Ultra Futures	36	September 2021	5,299,312	(69,408)
U.S. T-Note 2 Yr (CBT) Futures	263	September 2021	57,944,242	69,101
U.S. T-Note 5 Yr (CBT) Futures	83	September 2021	10,244,664	35,350
U.S. Ultra Bond (CBT) Futures	26	September 2021	5,009,875	(173,545)

				$3,772,937

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	24,990	USD	19,365	08/25/2021	$619,769
Bank of America, NA	BRL	22,952	USD	4,530	07/02/2021	(84,648)
Bank of America, NA	USD	4,588	BRL	22,952	07/02/2021	26,199
Bank of America, NA	NOK	25,520	USD	3,061	07/15/2021	96,795
Bank of America, NA	USD	11,216	NOK	95,369	07/15/2021	(139,249)
Bank of America, NA	CAD	3,184	USD	2,527	07/16/2021	(41,658)
Bank of America, NA	USD	3,907	CAD	4,839	07/16/2021	(3,324)
Bank of America, NA	USD	8,522	RUB	633,130	07/28/2021	97,908
Bank of America, NA	EUR	5,964	USD	7,243	08/03/2021	165,992
Bank of America, NA	CHF	10,097	USD	11,078	08/05/2021	155,462
Bank of America, NA	JPY	109,094	USD	1,004	08/19/2021	21,803
Barclays Bank PLC	USD	1,008	CAD	1,215	07/16/2021	(27,204)
BNP Paribas SA	BRL	22,952	USD	4,588	07/02/2021	(26,199)
BNP Paribas SA	USD	4,630	BRL	22,952	07/02/2021	(15,639)
BNP Paribas SA	SEK	6,910	USD	808	07/15/2021	657
BNP Paribas SA	SEK	3,679	USD	428	07/15/2021	(2,308)
BNP Paribas SA	USD	19,577	SEK	166,826	07/15/2021	(80,747)
BNP Paribas SA	USD	610	CAD	758	07/16/2021	1,973
BNP Paribas SA	USD	8,532	CAD	10,346	07/16/2021	(185,204)
BNP Paribas SA	BRL	22,952	USD	4,616	08/03/2021	16,856
BNP Paribas SA	USD	2,794	AUD	3,703	08/25/2021	(16,119)
BNP Paribas SA	ZAR	20,918	USD	1,465	09/16/2021	14,156
Brown Brothers Harriman & Co.	JPY	109,094	USD	1,003	08/19/2021	20,958
Citibank, NA	COP	4,890,393	USD	1,302	07/15/2021	(484)
Citibank, NA	IDR	21,453,854	USD	1,508	07/15/2021	35,765
Citibank, NA	INR	226,994	USD	3,068	07/15/2021	19,216
Citibank, NA	SEK	17,549	USD	2,111	07/15/2021	60,386
Citibank, NA	USD	1,435	CLP	1,025,395	07/15/2021	(39,515)
Citibank, NA	USD	3,008	IDR	43,008,356	07/15/2021	(57,641)
Citibank, NA	USD	1,916	SEK	16,185	07/15/2021	(24,450)
Citibank, NA	CAD	35,346	USD	28,237	07/16/2021	(277,151)
Citibank, NA	USD	1,041	CAD	1,254	07/16/2021	(29,530)
Citibank, NA	KRW	3,397,425	USD	3,037	07/22/2021	30,545
Citibank, NA	KRW	1,692,201	USD	1,492	07/22/2021	(5,890)
Citibank, NA	USD	2,261	NZD	3,123	07/29/2021	(77,560)
Citibank, NA	EUR	11,264	USD	13,389	08/03/2021	23,696
Citibank, NA	GBP	3,072	USD	4,296	08/26/2021	45,329
Citibank, NA	USD	1,983	GBP	1,409	08/26/2021	(34,749)
Citibank, NA	MXN	149,624	USD	7,378	08/27/2021	(76,349)
Citibank, NA	CNY	91,634	USD	14,072	09/16/2021	(19,680)
Credit Suisse International	USD	13,094	CAD	16,172	07/16/2021	(48,161)
Credit Suisse International	CHF	4,317	USD	4,806	08/05/2021	136,433
Deutsche Bank AG	NOK	17,013	USD	2,042	07/15/2021	66,087
Deutsche Bank AG	USD	4,468	CAD	5,394	07/16/2021	(117,424)
Goldman Sachs Bank USA	NOK	8,507	USD	1,023	07/15/2021	34,988
Goldman Sachs Bank USA	CAD	3,184	USD	2,525	07/16/2021	(43,995)
Goldman Sachs Bank USA	USD	2,104	CAD	2,536	07/16/2021	(58,447)
Goldman Sachs Bank USA	CHF	3,697	USD	4,056	08/05/2021	57,545
Goldman Sachs Bank USA	USD	4,456	CHF	4,079	08/05/2021	(43,750)
HSBC Bank USA	USD	3,571	SEK	30,038	07/15/2021	(60,599)
HSBC Bank USA	CAD	3,184	USD	2,521	07/16/2021	(47,414)
HSBC Bank USA	EUR	70,001	USD	85,873	08/03/2021	2,813,272
HSBC Bank USA	USD	27,151	EUR	22,133	08/03/2021	(889,504)
JPMorgan Chase Bank, NA	SEK	89,294	USD	10,398	07/15/2021	(37,189)
JPMorgan Chase Bank, NA	USD	3,030	NOK	25,219	07/15/2021	(101,226)
JPMorgan Chase Bank, NA	USD	1,040	CAD	1,254	07/16/2021	(28,498)
JPMorgan Chase Bank, NA	EUR	635	USD	773	08/03/2021	20,275
JPMorgan Chase Bank, NA	USD	2,855	JPY	314,653	08/19/2021	(21,405)
JPMorgan Chase Bank, NA	MXN	59,537	USD	2,993	08/27/2021	26,799
JPMorgan Chase Bank, NA	USD	2,918	MXN	60,023	08/27/2021	72,890
JPMorgan Chase Bank, NA	ZAR	20,918	USD	1,464	09/16/2021	12,685

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	CLP	3,145,747	USD	4,427	07/15/2021	$144,512
Morgan Stanley Capital Services, Inc.	NOK	17,013	USD	2,036	07/15/2021	60,249
Morgan Stanley Capital Services, Inc.	SEK	40,740	USD	4,915	07/15/2021	154,460
Morgan Stanley Capital Services, Inc.	SEK	10,589	USD	1,237	07/15/2021	(179)
Morgan Stanley Capital Services, Inc.	USD	1,466	CLP	1,076,986	07/15/2021	(345)
Morgan Stanley Capital Services, Inc.	USD	3,006	INR	228,158	07/15/2021	58,783
Morgan Stanley Capital Services, Inc.	USD	3,023	INR	224,544	07/15/2021	(7,692)
Morgan Stanley Capital Services, Inc.	USD	4,264	NOK	36,529	07/15/2021	(20,902)
Morgan Stanley Capital Services, Inc.	CAD	2,062	USD	1,702	07/16/2021	39,339
Morgan Stanley Capital Services, Inc.	USD	1,040	CAD	1,254	07/16/2021	(28,084)
Morgan Stanley Capital Services, Inc.	USD	4,983	EUR	4,100	08/03/2021	(118,225)
Morgan Stanley Capital Services, Inc.	USD	11,092	CHF	10,097	08/05/2021	(170,100)
Morgan Stanley Capital Services, Inc.	JPY	3,587,826	USD	32,968	08/19/2021	660,682
Morgan Stanley Capital Services, Inc.	USD	24,986	JPY	2,724,608	08/19/2021	(451,545)
Morgan Stanley Capital Services, Inc.	USD	2,510	AUD	3,239	08/25/2021	(79,822)
Morgan Stanley Capital Services, Inc.	MYR	12,301	USD	2,974	09/23/2021	18,409
Natwest Markets PLC	NOK	22,288	USD	2,662	07/15/2021	73,554
Natwest Markets PLC	USD	2,420	NOK	19,834	07/15/2021	(115,936)
Natwest Markets PLC	EUR	2,445	USD	2,910	08/03/2021	8,452
Natwest Markets PLC	GBP	2,836	USD	3,927	08/26/2021	3,427
Standard Chartered Bank	IDR	21,672,315	USD	1,465	07/15/2021	(21,483)
Standard Chartered Bank	CAD	3,184	USD	2,538	07/16/2021	(30,844)
Standard Chartered Bank	USD	735	CAD	888	07/16/2021	(18,322)
Standard Chartered Bank	KRW	7,423,799	USD	6,538	07/22/2021	(31,026)
Standard Chartered Bank	USD	4,539	KRW	5,092,019	07/22/2021	(32,954)
State Street Bank & Trust Co.	SEK	53,556	USD	6,284	07/15/2021	24,938
State Street Bank & Trust Co.	USD	232	SEK	1,955	07/15/2021	(3,278)
State Street Bank & Trust Co.	USD	457	CAD	552	07/16/2021	(11,709)
State Street Bank & Trust Co.	EUR	1,723	USD	2,083	08/03/2021	38,905
State Street Bank & Trust Co.	USD	1,492	EUR	1,235	08/03/2021	(27,415)
State Street Bank & Trust Co.	CHF	1,393	USD	1,529	08/05/2021	22,549
State Street Bank & Trust Co.	JPY	29,879	USD	273	08/19/2021	3,547
State Street Bank & Trust Co.	AUD	296	USD	224	08/25/2021	1,813
UBS AG	USD	1,454	CLP	1,042,643	07/15/2021	(34,432)
UBS AG	CAD	2,062	USD	1,702	07/16/2021	38,787
UBS AG	USD	8,840	CAD	11,072	07/16/2021	91,421
UBS AG	RUB	115,700	USD	1,603	07/28/2021	27,780
UBS AG	CHF	1,263	USD	1,374	08/05/2021	7,909
UBS AG	USD	1,009	CHF	909	08/05/2021	(25,202)

						$2,181,550

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(q)	UBS AG	1,350	GBP	5,600.00	April 2022	GBP	7,560	$196,388	$(201,940)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
Interest Rate Swaption	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.60%	08/26/2021	USD	13,869	$183,764	$(270,157)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	2.36%	USD	841	$84,029	$40,428	$43,601
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.74	USD	1,372	141,686	122,502	19,184
CDX-NAIG Series 36, 5 Year Index, 06/20/2026*	(1.00)	Quarterly	0.48	USD	44,580	(1,142,761)	(915,668)	(227,093)
Malaysia, 06/20/2026*	(1.00)	Quarterly	0.44	USD	26,220	(730,495)	(715,234)	(15,261)
People’s Republic of China, 7.500%, 10/28/2027, 6/20/2026*	(1.00)	Quarterly	0.37	USD	13,820	(436,844)	(445,939)	9,095

						$(2,084,385)	$ (1,913,911)	$(170,474)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	28,500	02/26/2022	CPI#	1.440%	Maturity	$ (775,266)	$—	$(775,266)
USD	17,150	02/28/2022	CPI#	1.352%	Maturity	(498,252)	—	(498,252)
USD	5,000	07/15/2022	1.484%	CPI#	Maturity	181,711	—	181,711
USD	28,500	02/26/2025	1.589%	CPI#	Maturity	1,538,121	—	1,538,121
USD	17,150	02/28/2025	1.527%	CPI#	Maturity	980,497	—	980,497

						$ 1,426,811	$—	$1,426,811

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	13,360	05/22/2024	3 Month CDOR	1.980%	Semi-Annual	$300,045	$4	$300,041
SEK	204,850	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	(303,688)	55	(303,743)
USD	610	04/21/2025	1.972%	3 Month LIBOR	Semi-Annual/ Quarterly	(30,471)	—	(30,471)
USD	370	06/09/2025	2.470%	3 Month LIBOR	Semi-Annual/ Quarterly	(25,150)	—	(25,150)
USD	484	08/04/2025	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(33,590)	—	(33,590)
USD	1,990	04/27/2026	1.773%	3 Month LIBOR	Semi-Annual/ Quarterly	(86,404)	—	(86,404)
USD	840	10/04/2026	1.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(23,186)	35,572	(58,758)
USD	420	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	(15,458)	—	(15,458)
USD	420	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	(15,788)	—	(15,788)
USD	1,040	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	(86,226)	(8,305)	(77,921)
USD	580	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(42,293)	16	(42,309)
USD	10,260	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	315,090	—	315,090
USD	6,030	07/20/2027	2.227%	3 Month LIBOR	Semi-Annual/ Quarterly	(459,365)	23,528	(482,893)
USD	1,360	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	(34,726)	—	(34,726)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,830	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	$(64,588)	$—	$(64,588)
USD	15,740	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	(332,587)	—	(332,587)
USD	1,010	11/10/2035	2.613%	3 Month LIBOR	Semi-Annual/ Quarterly	(138,485)	—	(138,485)
EUR	2,300	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	269,799	—	269,799
EUR	2,300	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(378,586)	—	(378,586)
EUR	2,310	11/10/2050	0.023%	6 Month EURIBOR	Annual/ Semi-Annual	351,820	—	351,820
EUR	2,310	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(404,516)	—	(404,516)
CAD	987	03/03/2051	2.297%	3 Month CDOR	Semi-Annual	(18,284)	39	(18,323)
CAD	2,930	03/04/2051	2.333%	3 Month CDOR	Semi-Annual	(72,731)	—	(72,731)

						$(1,329,368)	$50,909	$(1,380,277)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.05%	USD	1,502	$116,230	$101,325	$14,905
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	1,219	94,330	85,106	9,224
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	302	23,370	19,823	3,547
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	302	23,370	19,823	3,547
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	286	22,131	19,193	2,938
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	153	11,839	11,058	781

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.05%	USD	76	$5,881	$5,834	$47
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	654	50,718	127,996	(77,278)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	647	50,014	131,010	(80,996)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	796	61,665	159,001	(97,336)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	795	61,586	158,924	(97,338)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	1,636	126,872	323,093	(196,221)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	3,272	253,471	658,374	(404,903)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	745	57,713	128,360	(70,647)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	344	26,592	68,938	(42,346)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	396	30,677	76,322	(45,645)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	795	61,587	161,199	(99,612)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,112)	(1,243)	(869)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,112)	(994)	(1,118)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	17	(4,489)	(1,669)	(2,820)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	25	$(6,600)	$(3,275)	$(3,325)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	23	(6,075)	(2,676)	(3,399)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	36	(9,504)	(5,177)	(4,327)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	34	(8,976)	(4,351)	(4,625)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	33	(8,715)	(4,040)	(4,675)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	38	(10,036)	(4,806)	(5,230)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	38	(10,035)	(4,652)	(5,383)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	53	(13,997)	(6,489)	(7,508)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	49	(12,941)	(5,294)	(7,647)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	54	(14,260)	(5,965)	(8,295)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	58	(15,317)	(6,143)	(9,174)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	76	(20,077)	(8,844)	(11,233)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	78	(20,599)	(8,617)	(11,982)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.08	USD	370	(31,215)	(7,940)	(23,275)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	301	(79,464)	(43,089)	(36,375)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	198	$(52,272)	$(13,210)	$(39,062)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	35	(9,240)	(3,959)	(5,281)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	36	(9,504)	(1,994)	(7,510)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	218	(57,552)	(26,508)	(31,044)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	242	(63,888)	(26,711)	(37,177)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	243	(64,152)	(26,811)	(37,341)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	257	(67,848)	(17,381)	(50,467)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,000	(528,000)	(197,694)	(330,306)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	20	(5,280)	(2,931)	(2,349)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	18	(4,752)	(1,557)	(3,195)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	35	(9,240)	(3,336)	(5,904)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	35	(9,240)	(3,083)	(6,157)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	69	(18,216)	(7,188)	(11,028)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	150	(39,613)	(18,563)	(21,050)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	345	(91,080)	(54,412)	(36,668)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	209	$(55,176)	$(17,427)	$(37,749)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	239	(63,096)	(24,571)	(38,525)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	353	(93,192)	(46,358)	(46,834)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	483	(127,512)	(77,273)	(50,239)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	496	(130,944)	(73,573)	(57,371)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	700	(184,800)	(51,638)	(133,162)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	940	(248,160)	(72,211)	(175,949)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	39	(10,296)	(3,671)	(6,625)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	40	(10,564)	(3,767)	(6,797)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	103	(27,192)	(12,683)	(14,509)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	165	(43,560)	(15,491)	(28,069)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	220	(58,080)	(26,264)	(31,816)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	637	(168,168)	(75,382)	(92,786)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,473	(652,872)	(200,539)	(452,333)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	272	$(71,808)	$(18,508)	$(53,300)

						$(2,173,775)	$1,005,421	$(3,179,196)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
BNP Paribas SA
iBoxx $ Liquid High Yield Index	3 Month LIBOR Plus 1.18%	Quarterly	USD	3,838	09/20/2021	$ (22,377)
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	3 Month LIBOR Plus 1.18%	Quarterly	USD	6,654	09/20/2021	(28,627)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	1,790	09/17/2021	4,263
Swiss Market Index Futures	0.00%	Monthly	CHF	2,267	09/17/2021	(1,114)

						$(47,855)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $278,432,654 or 22.8% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.22% of net assets as of June 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$220,496	$220,528	0.02%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	285,051	282,559	0.02%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	40,105	39,869	0.00%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,316,739	1,280,520	0.10%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.342%, 11/25/2024	11/06/2015	33,943	33,695	0.00%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.023%, 11/15/2026	11/16/2015	218,395	201,219	0.02%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.446%, 02/27/2023	02/11/2020	319,797	320,143	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	133,000	137,006	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.342%, 11/25/2025	09/28/2015	204,515	198,874	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.592%, 11/25/2025	09/28/2015	55,128	54,905	0.00%

(i)	Inverse interest only security.
(j)	IO - Interest Only.
(k)	Fair valued by the Adviser.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2021.
(n)	Non-income producing security.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,632,285 and gross unrealized depreciation of investments was $(22,090,534), resulting in net unrealized appreciation of $33,541,751.

(q)	One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$264,490,721	$—	$264,490,721
Governments - Treasuries	—	200,181,035	—	200,181,035
Corporates - Investment Grade	—	188,467,281	—	188,467,281
Mortgage Pass-Throughs	—	53,190,401	—	53,190,401
Investment Companies	51,851,403	—	—	51,851,403
Collateralized Mortgage Obligations	—	49,879,161	—	49,879,161
Corporates - Non-Investment Grade	—	44,748,466	—	44,748,466
Commercial Mortgage-Backed Securities	—	43,425,906	542,956	43,968,862
Collateralized Loan Obligations	—	18,346,247	1,435,972	19,782,219
Quasi-Sovereigns	—	14,887,146	—	14,887,146
Asset-Backed Securities	—	11,835,906	1,658,653	13,494,559
Emerging Markets - Corporate Bonds	—	10,442,708	—	10,442,708
Emerging Markets - Sovereigns	—	5,689,081	—	5,689,081
Options Purchased - Puts	—	5,240,262	—	5,240,262
Local Governments - US Municipal Bonds	—	5,094,640	—	5,094,640
Governments - Sovereign Agencies	—	3,247,330	—	3,247,330
Governments - Sovereign Bonds	—	2,618,553	—	2,618,553
Local Governments - Provincial Bonds	—	2,263,926	—	2,263,926
Agencies	—	1,828,383	—	1,828,383

Investments in Securities:	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Investment Companies	$223,401,197	$—	$—	$223,401,197
U.S. Treasury Bills	—	44,788,228	—	44,788,228

Total Investments in Securities	275,252,600	970,665,381	3,637,581	1,249,555,562
Other Financial Instruments(a):
Assets:
Futures	6,432,493	—	—	6,432,493
Forward Currency Exchange Contracts	—	6,173,955	—	6,173,955
Centrally Cleared Credit Default Swaps	—	225,715	—	225,715
Centrally Cleared Inflation (CPI) Swaps	—	2,700,329	—	2,700,329
Centrally Cleared Interest Rate Swaps	—	1,236,754	—	1,236,754
Credit Default Swaps	—	1,078,046	—	1,078,046
Total Return Swaps	—	4,263	—	4,263
Liabilities:
Futures	(2,659,556)	—	—	(2,659,556)
Forward Currency Exchange Contracts	—	(3,992,405)	—	(3,992,405)
Put Options Written	—	(201,940)	—	(201,940)
Interest Rate Swaptions	—	(270,157)	—	(270,157)
Centrally Cleared Credit Default Swaps	—	(2,310,100)	—	(2,310,100)
Centrally Cleared Inflation (CPI) Swaps	—	(1,273,518)	—	(1,273,518)
Centrally Cleared Interest Rate Swaps	—	(2,566,122)	—	(2,566,122)
Credit Default Swaps	—	(3,251,821)	—	(3,251,821)
Total Return Swaps	—	(52,118)	—	(52,118)

Total	$279,025,537	$968,166,262	$3,637,581	$1,250,829,380

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

							Distributions
Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2021 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$38,200	$1,449	$0	$0	$12,202	$51,851	$1,449	$0
Government Money Market Portfolio	41,075	630,646	448,320	0	0	223,401	16	0
Total	$79,275	$632,095	$448,320	$0	$12,202	$275,252	$1,465	$0